Variable Interest Entities - Narrative (Details) - USD ($) $ in Millions	1 Months Ended	3 Months Ended	12 Months Ended
	May 31, 2023	Jun. 30, 2023	Dec. 31, 2023
AON Central
Variable Interest Entity [Line Items]
Ownership interest (in percent)			20.00%
MIBA
Variable Interest Entity [Line Items]
Payments to acquire interest in subsidiary	$ 0.2	$ 0.2
Allocation of income to controlling and noncontrolling interests (in percent)	56.00%
MIBA | Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Allocation of income to controlling and noncontrolling interests (in percent)		56.00%
Physician Owned | AON Central
Variable Interest Entity [Line Items]
Ownership interest (in percent)			80.00%